Condensed Consolidated Statements of Stockholders' Equity (10-K) - USD ($)	Common Stock [Member] Public Placement [Member]	Common Stock [Member] At The Market Offering [Member] Cowen And Company Limited Liability Company [Member] Sales Agreement [Member]	Common Stock [Member] At The Market Offering [Member]	Common Stock [Member] October Two Thousand Eighteen Public Offering [Member]	Common Stock [Member]	Additional Paid In Capital [Member] Public Placement [Member]	Additional Paid In Capital [Member] At The Market Offering [Member]	Additional Paid In Capital [Member]	Accumulated Other Comprehensive Income [Member]	Retained Earnings [Member]	Public Placement [Member]	At The Market Offering [Member]	Total
Balance at Dec. 31, 2016	$ 10,122		$ 10,122	$ 10,122	$ 10,122	$ 136,442,302	$ 136,442,302	$ 136,442,302	$ 6,176	$ (133,291,119)			$ 3,167,481
Balance (in shares) at Dec. 31, 2016	1,012,171		1,012,171	1,012,171	1,012,171
Stock option exercises	$ 12		$ 12	$ 12	$ 12	8,168	8,168	8,168					$ 8,180
Stock option exercises (in shares)	1,167		1,167	1,167	1,167								1,167
Issuance of units, net of offering costs	$ 2,272		$ 3,808,836	$ 2,272	$ 2,272	$ 3,806,564	$ 3,808,836	3,806,564			$ 8,823,242	$ 3,808,836
Issuance of units, net of offering costs (in shares)	227,216		227,216	227,216	227,216	1,000,000	227,216				1,000,000	227,216
Issuance of RSUs	$ 60		$ 60	$ 60	$ 60	$ (60)	$ (60)	(60)
Issuance of RSUs (in shares)	6,025		6,025	6,025	6,025
Stock compensation expense						911,398	911,398	911,398					$ 911,398
Legal settlement in common stock	$ 158		$ 158	$ 158	$ 158	109,841	109,841	109,841					109,999
Legal settlement in common stock (in shares)	15,843		15,843	15,843	15,843
Vendor payment in common stock	$ 29		$ 29	$ 29	$ 29	23,216	23,216	23,216					23,245
Vendor payment in common stock (in shares)	2,898		2,898	2,898	2,898
Foreign currency translation									(32,076)				(32,076)
Net loss										(15,419,308)			(15,419,308)
Balance at Dec. 31, 2017	$ 22,653		$ 22,653	$ 22,653	$ 22,653	150,114,671	150,114,671	150,114,671	(25,900)	(148,710,427)			1,400,997
Balance (in shares) at Dec. 31, 2017	2,265,320		2,265,320	2,265,320	2,265,320
Issuance of units, net of offering costs	$ 30,192					10,691,208					$ 10,721,400
Issuance of units, net of offering costs (in shares)	3,019,230
Issuance of RSUs					$ 54			(54)
Issuance of RSUs (in shares)					5,400
Stock compensation expense								238,190					238,190
Share cancellation (in shares)					(31)
Foreign currency translation									(12,579)				(12,579)
Net loss										(3,048,084)			(3,048,084)
Balance at Mar. 31, 2018					$ 52,899			161,044,015	(38,479)	(151,758,511)			9,299,924
Balance (in shares) at Mar. 31, 2018					5,289,919
Balance at Dec. 31, 2017	$ 22,653		$ 22,653	$ 22,653	$ 22,653	150,114,671	150,114,671	150,114,671	(25,900)	(148,710,427)			1,400,997
Balance (in shares) at Dec. 31, 2017	2,265,320		2,265,320	2,265,320	2,265,320
Net loss													(6,380,297)
Balance at Jun. 30, 2018					$ 60,670			161,449,185	(20,366)	(155,090,724)			6,398,765
Balance (in shares) at Jun. 30, 2018					6,067,039
Balance at Dec. 31, 2017	$ 22,653		$ 22,653	$ 22,653	$ 22,653	150,114,671	150,114,671	150,114,671	(25,900)	(148,710,427)			$ 1,400,997
Balance (in shares) at Dec. 31, 2017	2,265,320		2,265,320	2,265,320	2,265,320
Stock option exercises (in shares)													0
Issuance of units, net of offering costs	$ 3,182		$ 597,743	$ 3,182	$ 3,182	$ 594,561	$ 597,743	594,561			$ 13,530,401	$ 597,743
Issuance of units, net of offering costs (in shares)	318,236	318,236	318,236	318,236	318,236	5,912,307	318,236				5,912,307	318,236
Issuance of RSUs	$ 57		$ 57	$ 57	$ 57	$ (57)	$ (57)	(57)
Issuance of RSUs (in shares)	5,650		5,650	5,650	5,650
Stock compensation expense						862,281	862,281	862,281					$ 862,281
Share cancellation (in shares)	(31)		(31)	(31)	(31)
Interest settlement in common stock	$ 1,442		$ 1,442	$ 1,442	$ 1,442	271,168	271,168	271,168					272,610
Interest settlement in common stock, (in shares)	144,238		144,238	144,238	144,238
Foreign currency translation									12,807				12,807
Net loss										(13,368,098)			(13,368,098)
Balance at Dec. 31, 2018	$ 86,457		$ 86,457	$ 86,457	$ 86,457	165,313,902	165,313,902	165,313,902	(13,093)	(162,078,525)			3,308,741
Balance (in shares) at Dec. 31, 2018	8,645,720		8,645,720	8,645,720	8,645,720
Balance at Mar. 31, 2018					$ 52,899			161,044,015	(38,479)	(151,758,511)			9,299,924
Balance (in shares) at Mar. 31, 2018					5,289,919
Issuance of units, net of offering costs	$ 6,731		$ 1,040				191,280				$ 6,731	$ 192,320
Issuance of units, net of offering costs (in shares)	673,077		104,043
Stock compensation expense								213,890					213,890
Foreign currency translation									18,113				18,113
Net loss										(3,332,213)			(3,332,213)
Balance at Jun. 30, 2018					$ 60,670			161,449,185	(20,366)	(155,090,724)			6,398,765
Balance (in shares) at Jun. 30, 2018					6,067,039
Balance at Dec. 31, 2018	$ 86,457		$ 86,457	$ 86,457	$ 86,457	165,313,902	165,313,902	165,313,902	(13,093)	(162,078,525)			3,308,741
Balance (in shares) at Dec. 31, 2018	8,645,720		8,645,720	8,645,720	8,645,720
Issuance of units, net of offering costs	$ 90,000					4,692,509					$ 4,782,509
Issuance of units, net of offering costs (in shares)	9,000,000
Stock compensation expense								98,033					98,033
Foreign currency translation									2,826				2,826
Net loss										(3,853,116)			(3,853,116)
Balance at Mar. 31, 2019					$ 176,457			170,104,444	(10,267)	(165,931,641)			4,338,993
Balance (in shares) at Mar. 31, 2019					17,645,720
Balance at Dec. 31, 2018	$ 86,457		$ 86,457	$ 86,457	$ 86,457	$ 165,313,902	$ 165,313,902	165,313,902	(13,093)	(162,078,525)			3,308,741
Balance (in shares) at Dec. 31, 2018	8,645,720		8,645,720	8,645,720	8,645,720
Net loss													(6,446,127)
Balance at Jun. 30, 2019													1,827,003
Balance at Mar. 31, 2019					$ 176,457			$ 170,104,444	$ (10,267)	$ (165,931,641)			4,338,993
Balance (in shares) at Mar. 31, 2019					17,645,720
Net loss													(2,593,011)
Balance at Jun. 30, 2019													$ 1,827,003